UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2017

Date of reporting period:  February 28, 2017

Item 1. Reports to Stockholders.

Semi-Annual Report
February 28, 2017

VIDENT INTERNATIONAL EQUITY FUND
Ticker: VIDI

VIDENT CORE U.S. EQUITY FUND
Ticker: VUSE

VIDENT CORE U.S. BOND STRATEGY ETF
Ticker: VBND

VIDENT FUNDS

VIDENT INTERNATIONAL EQUITY FUND

Dear Vident International Equity Fund Shareholders,

Thank you for your investment in Vident International Equity Fund (the “Fund” or “VIDI”). The information presented in this report relates to the operations of VIDI for the six-month period between September 1, 2016 and February 28, 2017 (the “Period”).

The Fund seeks to track the price and yield performance, before fees and expenses, of the Vident International Equity Index (the “Index”), developed by Vident Financial, LLC (the “Index Provider”).  This index strategy seeks to represent a risk-weighted portfolio that identifies countries outside the United States which promote human productivity, as measured by dozens of research metrics.  This research is integrated into a systematic, structured selection process that intends to result in a broader allocation among developed and emerging markets and to countries that exhibit higher principle expression.

For the six-month period ended on February 28th, 2017, the Fund’s total return (based on its share price) was 9.73%.  At the NAV level, its return was 9.01%.  VIDI made regular quarterly distributions to shareholders during this semi-annual period.

The best performing security in the Fund during the Period was Calsonic Kansei Corporation (7248 JP), gaining 112.43%.  The second best performing security in the Fund was STMicroelectronics NV (STM FP), up 107.67%. The third best performing security for the Period was Glencore PLC (GLEN LN), returning 70.50%.

The worst performing security in the Fund during the Period was Teva Pharmaceutical Industries, Ltd. (TEVA IT), declining 32.75%. The second worst performing security was Thai Airways International (THAI TB), down 30.19%. The third worst performing security was Axiata Group Berhad (AXIATA MK), declining 25.62%.

The Fund is comprised of securities from 36 countries.  The best performing country, measured by the securities in the Fund, was Austria, up 36.96%.  The worst performing country was India, down 17.61%.

We appreciate your investment in the Vident International Equity Fund.

Sincerely

J. Garrett Stevens
Chief Executive Officer, Exchange Traded Concepts,
Adviser to the Fund

VIDENT CORE U.S. EQUITY FUND

Dear Vident Core U.S. Equity Fund Shareholders,

Thank you for your investment in the Vident Core U.S. Equity Fund (the “Fund” or “VUSE”). The information presented in this report relates to the operations of VUSE for the six-month period between September 1, 2016 and February 28, 2017 (the “Period”).

The Fund seeks to track the price and yield performance, before fees and expenses, of the Vident Core U.S. Equity Index developed by Vident Financial, LLC (the “Index Provider”).  This index strategy represents a portfolio of U.S. equities that adhere to higher standards of corporate governance and accounting, as measured by numerous research metrics.  This research is integrated into a systematic and structured selection process that seeks to provide an index of higher quality U.S. companies across small, medium and large-capitalization ranges.  The Index also seeks to mitigate some of the risks often associated with market capitalization-weighted indices, including issuer concentration.

For the six-month period ended February 28, 2017, the Fund returned 12.65% at its market price and 12.58% at the NAV.  The sector that most positively contributed to the return during the Period was Information Technology, adding 4.18%.

The best performing security in the Fund during the Period was Western Digital Corporation (WDC US), up 73.56%. The second best performing security was CVR Energy Incorporated (CVI US), returning 66.90% for the Period. The third best performing security for the Period was Finisar Corporation (FNSR US) higher by 58.07% for the Period.

The worst performing security in the Fund during the Period was Kindred Healthcare Incorporated (KND US), returning -38.65%.  The second worst performing security was Abercrombie & Fitch Company – Class A (ANF US), down 33.64%. The third worst performing security was Urban Outfitters Incorporated (URBN US), declining 27.39%.

VUSE continued making regular quarterly distributions to shareholders during the Period.

We appreciate your investment in the Vident Core U.S. Equity Fund.

Sincerely

J. Garrett Stevens
Chief Executive Officer, Exchange Traded Concepts,
Adviser to the Fund

VIDENT CORE U.S. BOND STRATEGY ETF

Dear Vident Core U.S. Bond Strategy ETF Shareholders,

Thank you for your investment in the Vident Core U.S. Bond Strategy ETF (the “Fund” or “VBND”). The information presented in this Report relates to the operations of VBND for the six-month period between September 1, 2016, our last fiscal year-end, and February 28, 2017 (the “Period”).

The Fund seeks to track the price and yield performance, before fees and expenses, of the Vident Core U.S. Bond Index developed by Vident Financial, LLC (the “Index Provider”).  This index strategy seeks to diversify interest rate and credit risks through the application of time-tested principles developed by Vident Financial.  It applies a systematic, rules-based selection process and diversifies across fixed-income sectors, screening corporate bond issuers for strong leadership and governance and creditworthiness.

For this six-month period ended on February 28th, 2017, the Fund’s total return (based on its share price) was -2.27%.  At the NAV level, its return was -2.19%.  VBND made regular quarterly distributions to shareholders during this semi-annual period.

In the fixed income market, Treasury yields generally rose within the Period covered by this report.  Since a bond’s price varies inversely with interest rates, this rise in yields translated to downward pressure on bond pricing.  The primary catalyst for this move toward higher interest rate was the election of Donald Trump as the 45th President of the United States in early November, a move that was unexpected by the markets and a result that ran counter to many political polls released in the days leading up to the election.

With the election of President Trump, financial markets had to adjust security pricing in order to more fully reflect the potential impact of his Administration’s policies and priorities. For bonds, this meant coming to terms with the greater likelihood for a large, infrastructure-focused fiscal stimulus plan.  Trump’s pro-growth agenda led many investors to grow increasingly concerned about issues surrounding government debt-financing, the deficit, and the potential for higher inflation in the months ahead.

All of these concerns put tremendous upside pressure on interest rates, with the yield on the 10-year Treasury note climbing from around 1.8% prior to the election to over 2.5% by mid-December.  Yields have generally stabilized in the first two months of 2017, with the 10-year Treasury note trading in a relatively tight range between 2.3% and 2.5% as investor responses move from campaign promises towards an evaluation of actual legislative success or failure.

We appreciate your investment in the Vident Core U.S. Bond Strategy ETF.

Sincerely

J. Garrett Stevens
Chief Executive Officer, Exchange Traded Concepts,
Adviser to the Fund

VIDENT FUNDS

Past performance is no guarantee of future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

Fund holdings are subject to change and are not recommendations to buy or sell any security.  For more complete information regarding performance and holdings, please refer to the schedule of investments on pages 13-66.

Investments involve risk. Principal loss is possible. The Funds have the same risks as the underlying securities traded on the exchange throughout the day at market price. Redemptions are limited and often commissions are charged on each trade. VIDI is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for investments in emerging markets. A fund that concentrates its investments in the securities of a particular industry or geographic area may be more volatile than a fund that invests in a broader range of industries. VIDI and VBND may invest in illiquid or thinly traded securities which involve additional risks such as limited liquidity and greater volatility. VBND may make investments in debt securities. The Fund's investments in high yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline. During periods of rising interest rates, certain debt obligations will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund's income and potentially in the value of the Fund’s investments. VBND may also invest in asset backed and mortgage backed securities which include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. The performance of the Funds may diverge from that of the indices. Because the Funds employ a representative sampling strategy and may also invest up to 20% of their assets in securities that are not included in their respective indices, the Funds may experience tracking error to a greater extent than a fund that seeks to replicate an index. The Funds are not actively managed and may be affected by a general decline in market segments related to the indices. The Funds invest in securities included in, or securities representative of securities included in, the indices, regardless of their investment merits. Small and medium-capitalization companies tend to have more limited liquidity and greater price volatility than large-capitalization companies. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

The Vident International Equity IndexTM (Bloomberg Symbol: VIDIX) is a strategy seeking to balance risk across developed and emerging countries and emphasize those with favorable conditions for growth.  The Vident Core US Equity IndexTM (Bloomberg Symbol: VIUSX) is a strategy which seeks to apply principles-based reasoning, expressed through innovative risk design to address the risks and opportunities of US equity investing.  It is not possible to invest directly in an index.  The Vident Core U.S. Bond Stragtegy IndexTM (Bloomberg Symbol: VBNDX) is a strategy which seeks to diversify and improve interest rate and credit risks of traditional U.S. core bonds.

Diversification does not assure a profit or protect against loss in a declining market.

Must be preceded or accompanied by a Prospectus.

VIDENT INTERNATIONAL EQUITY FUND

PORTFOLIO ALLOCATION
As of February 28, 2017 (Unaudited)

Percentage of
Country	Net Assets
Australia	6.8%
Austria	0.5%
Belgium	0.4%
Brazil	1.1%
Canada	2.4%
China	4.4%
Denmark	3.3%
Finland	1.5%
France	2.0%
Germany	6.2%
Hong Kong	3.3%
India	0.4%
Indonesia	0.3%
Ireland	0.1%
Israel	0.3%
Italy	1.0%
Japan	7.3%
Malaysia	2.9%
Mexico	3.3%

	Percentage of
Country	Net Assets
Netherlands	3.2%
Norway	3.9%
Peru	0.5%
Poland	0.5%
Portugal	0.1%
Republic of Korea	7.8%
Russian Federation	2.0%
Singapore	7.1%
South Africa	2.4%
Spain	0.5%
Sweden	3.2%
Switzerland	3.9%
Taiwan	5.8%
Thailand	3.9%
Turkey	5.2%
United Kingdom	2.1%
Short-term Investments	0.0	%(a)
Investments Purchased
with Securities
Lending Collateral	0.4%
Liabilities in excess
of other assets	0.0	%(a)
Total	100.0%

(a)	Less than 0.05%

VIDENT CORE U.S. EQUITY FUND

PORTFOLIO ALLOCATION
As of February 28, 2017 (Unaudited)

Percentage of
Sector	Net Assets
Consumer Discretionary	15.1%
Consumer Staples	8.2%
Energy	6.4%
Financials	17.4%
Health Care	10.3%
Industrials	11.7%
Information Technology	18.2%
Materials	4.4%
Real Estate	2.9%
Telecommunication Services	2.3%
Utilities	2.9%
Short-term Investments	0.1%
Investments Purchased with Securities Lending Collateral	5.2%
Liabilities in excess of other assets	-5.1%
Total	100.0%

VIDENT CORE U.S. BOND STRATEGY ETF

PORTFOLIO ALLOCATION
As of February 28, 2017 (Unaudited)

Percentage of
Asset Type	Net Assets
Corporate Bonds	34.8%
Mortgage Backed Securities – U.S. Government Agency	12.5%
U.S. Government Agency Issues	0.4%
U.S. Government Notes/Bonds	51.7%
Short-term Investments	9.5%
Liabilities in excess of other assets	-8.9%
Total	100.0%

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

Shares	Security Description	Value

COMMON STOCKS – 99.6%

	Australia – 6.8%
171,318	AGL Energy Ltd.	$3,168,153
127,054	Ansell Ltd.	2,073,910
397,655	BlueScope Steel Ltd.	3,725,662
346,838	Coca-Cola Amatil Ltd.	2,725,690
614,358	CSR Ltd.	1,968,900
500,298	Downer EDI Ltd.	2,696,559
57,407	Flight Centre Travel Group Ltd.	1,269,363
435,143	Fortescue Metals Group Ltd.	2,211,930
127,963	JB Hi-Fi Ltd.	2,631,292
269,015	LendLease Group	3,141,248
805,122	Metcash Ltd. (a)	1,333,341
184,682	Mineral Resources Ltd.	1,583,041
336,735	OZ Minerals Ltd.	2,401,027
1,145,597	Qantas Airways Ltd.	3,293,737
132,704	Sonic Healthcare Ltd.	2,189,536
48,030	Wesfarmers Ltd.	1,573,148
1,027,784	Whitehaven Coal Ltd. (a)	2,277,328
34,152	WorleyParsons Ltd. (a)	278,864
		40,542,729
	Austria – 0.5%
79,236	OMV AG	3,026,972

	Belgium – 0.4%
69,753	Ageas	2,648,446

	Brazil – 1.1%
42,200	Fleury SA	588,440
415,800	JBS SA	1,570,443
590,700	Petroleo Brasileiro SA (a)	2,874,702
280,500	Qualicorp SA	1,760,902
		6,794,487
	Canada – 2.4%
214,585	Air Canada (a)	2,161,683
47,281	Industrial Alliance Insurance & Financial Services, Inc.	1,962,507
44,314	Linamar Corporation	1,967,806
61,732	Magna International, Inc.	2,639,482
152,819	Manulife Financial Corporation	2,730,308

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.6% (Continued)

	Canada – 2.4% (Continued)
71,320	Sun Life Financial, Inc.	$2,588,182
		14,049,968
	China – 4.4%
2,893,000	Belle International Holdings Ltd.	1,993,785
1,250,000	China High Speed Transmission
	Equipment Group Company Ltd.	1,523,271
3,639,369	China Petroleum & Chemical Corporation – Class H	2,822,270
5,170,300	China Telecom Corporation Ltd.	2,430,998
1,971,100	CNOOC Ltd.	2,330,920
2,120,000	CSPC Pharmaceutical Group Ltd.	2,594,391
2,660,700	Geely Automobile Holdings Ltd.	3,619,394
3,359,000	Industrial & Commercial Bank of China Ltd.	2,202,439
4,392,000	Lenovo Group Ltd.	2,636,479
323,200	Shanghai Pharmaceuticals
	Holding Company Ltd. – Class H	832,678
1,846,000	Sinopec Shanghai Petrochemical Company Ltd.	1,117,649
1,200,000	Weichai Power Company Ltd. – Class H	2,111,582
		26,215,856
	Denmark – 3.3%
1,710	AP Moller – Maersk A/S Series B	2,787,917
27,904	Carlsberg A/S Series B	2,451,644
49,467	DONG Energy A/S (Acquired 01/18/17
	through 01/19/17, Cost $1,837,112) (c)	1,820,949
91,217	GN Store Nord A/S	2,078,653
47,363	H Lundbeck A/S	1,933,170
78,517	Novo Nordisk A/S Series B	2,788,493
508,232	TDC A/S	2,734,965
42,253	Vestas Wind Systems A/S	3,134,268
		19,730,059
	Finland – 1.5%
19,846	Metso OYJ	586,384
80,725	Neste OYJ	2,811,901
265,758	Stora Enso OYJ – Class R	2,854,858
115,736	UPM-Kymmene OYJ	2,750,160
		9,003,303

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.6% (Continued)

	France – 2.0%
109,414	AXA SA	$2,581,388
25,673	Cie Generale des Etablissements Michelin	2,884,347
160,596	Peugeot SA	3,055,634
4,964	Renault SA	440,220
1,310	Sanofi	112,871
57,829	Societe Generale SA	2,567,577
		11,642,037
	Germany – 6.2%
16,761	Allianz SE	2,915,636
11,601	Aurubis AG	669,196
26,684	Bayer AG	2,934,327
13,805	Continental AG	2,800,692
41,848	Covestro AG (Acquired 7/29/16, Cost $1,953,295) (c)	3,150,803
227,776	Deutsche Lufthansa AG	3,337,263
36,678	Fresenius SE & Company KGaA	2,915,029
26,026	Hannover Rueck SE	2,939,171
14,117	HOCHTIEF AG	2,153,600
85,847	METRO AG	2,661,545
14,934	Muenchener Rueckversicherungs-Gesellschaft
	AG in Muenchen	2,822,482
47,623	OSRAM Licht AG	2,830,348
44,969	STADA Arzneimittel AG	2,722,637
59,612	Suedzucker AG	1,521,987
23,876	Uniper SE (a)	338,943
		36,713,659
	Hong Kong – 3.3%
259,000	China Mobile Ltd.	2,855,943
1,194,000	China Resources Power Holdings Company Ltd.	2,162,547
1,212,200	China Taiping Insurance Holdings Company Ltd. (a)	2,838,861
2,424,000	China Unicom Hong Kong Ltd.	2,947,682
2,066,000	SJM Holdings Ltd.	1,695,297
382,000	The Wharf Holdings Ltd.	3,028,778
3,512,000	WH Group Ltd. (Acquired 01/06/16
	through 01/19/17, Cost $2,122,146) (c)	2,746,118
246,000	Wheelock & Company Ltd.	1,598,720
		19,873,946

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.6% (Continued)

	India – 0.4%
67,427	Tata Motors Ltd. – ADR	$2,264,873

	Indonesia – 0.3%
917,900	United Tractors Tbk PT	1,696,628

	Ireland – 0.1%
9,320	ICON PLC (a)	780,736

	Israel – 0.3%
310,021	Bank Hapoalim BM	1,911,555

	Italy – 1.0%
189,324	Assicurazioni Generali SpA	2,711,706
61,027	EXOR NV	2,891,885
37,216	Unipol Gruppo Finanziario SpA	141,384
		5,744,975
	Japan – 7.3%
94,100	Alfresa Holdings Corporation	1,693,624
77,600	Bridgestone Corporation	3,095,159
141,000	Calsonic Kansei Corporation	1,611,500
449,700	Citizen Watch Company Ltd.	2,926,082
165,700	Dai-ichi Life Holdings, Inc.	3,115,771
24,500	Fuji Heavy Industries Ltd.	917,455
488,000	Fujitsu Ltd.	2,835,174
70,600	Hitachi High-Technologies Corporation	2,941,012
175,300	Ibiden Company Ltd.	2,838,317
176,800	Mazda Motor Corporation	2,480,189
172,700	Medipal Holdings Corporation	2,848,485
45,200	Rohm Company Ltd.	2,920,931
158,300	Seino Holdings Company Ltd.	1,823,314
66,200	Suzuken Company Ltd./Aichi Japan	2,239,174
77,100	Suzuki Motor Corporation	3,015,509
452,000	The Chiba Bank Ltd.	3,158,307
74,400	Tokai Rika Company Ltd.	1,500,649
65,900	Toyoda Gosei Company Ltd.	1,679,982
		43,640,634

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.6% (Continued)

	Malaysia – 2.9%
3,105,900	AirAsia Bhd	$1,888,723
238,400	Axiata Group Bhd	237,863
2,231,300	CIMB Group Holdings Bhd	2,497,649
873,500	IHH Healthcare Bhd	1,182,373
1,528,400	Malayan Banking Bhd	2,960,414
429,400	MISC Bhd	717,601
782,500	Petronas Chemicals Group Bhd	1,277,731
563,100	Public Bank Bhd	2,531,413
756,500	Telekom Malaysia Bhd	1,049,559
921,300	Tenaga Nasional Bhd	2,809,550
		17,152,876
	Mexico – 3.3%
2,000,574	Alfa SAB de CV – Class A	2,551,064
4,384,300	America Movil SAB de CV – Class L	2,788,809
3,626,000	Cemex SAB de CV (a)	3,060,845
376,800	Fomento Economico Mexicano SAB de CV	3,037,805
157,945	Gruma SAB de CV – Class B	2,074,750
1,029,800	Grupo Mexico SAB de CV – Class B	3,119,923
1,713,200	Wal-Mart de Mexico SAB de CV	3,334,053
		19,967,249
	Netherlands – 3.2%
516,572	Aegon NV	2,746,134
52,580	ASM International NV	2,672,644
74,794	Boskalis Westminster	2,725,746
500,947	Delta Lloyd NV	2,844,571
49,723	Fugro NV (a)	791,992
49,776	NN Group NV	1,546,387
613,979	PostNL NV	2,678,552
49,415	Randstad Holding NV	2,874,554
		18,880,580
	Norway – 3.9%
5,824	Aker BP ASA	102,468
182,120	DNB ASA	2,986,998
33,532	Leroy Seafood Group ASA	1,770,295
165,248	Marine Harvest ASA	2,889,647

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.6% (Continued)

	Norway – 3.9% (Continued)
573,128	Norsk Hydro ASA	$3,245,230
180,597	Orkla ASA	1,588,719
152,699	Statoil ASA	2,702,992
384,455	Storebrand ASA	2,595,593
183,733	Telenor ASA	2,995,921
68,503	Yara International ASA	2,600,883
		23,478,746
	Peru – 0.5%
16,492	Credicorp Ltd.	2,714,913

	Poland – 0.5%
110,712	Polski Koncern Naftowy ORLEN SA	2,565,167
330,200	Polskie Gornictwo Naftowe i Gazownictwo SA	507,606
		3,072,773
	Portugal – 0.1%
47,120	Jeronimo Martins SGPS SA	757,770

	Republic of Korea – 7.8%
30,965	Dongbu Insurance Company Ltd.	1,673,192
34,989	Hankook Tire Company Ltd.	1,850,402
4,095	Hanmi Pharmaceutical Company Ltd.	1,162,467
75,823	Hyundai Development
	Company-Engineering & Construction	2,937,031
76,805	Hyundai Engineering & Construction Company Ltd.	3,246,764
24,420	Hyundai Heavy Industries Company Ltd. (a)	3,552,589
86,048	Hyundai Marine & Fire Insurance Company Ltd.	2,465,580
12,256	Hyundai Mobis Company Ltd.	2,763,900
56,904	Kia Motors Corporation	1,924,898
51,752	Korea Electric Power Corporation	1,995,478
107,359	LG Display Company Ltd.	2,601,492
57,865	LG Electronics, Inc.	3,060,205
3,612	LG Innotek Company Ltd.	383,321
222,041	LG Uplus Corporation	2,513,486
3,208	Lotte Chemical Corporation	1,034,107
4,004	Mando Corporation	940,139
13,607	POSCO	3,411,527

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.6% (Continued)

	Republic of Korea – 7.8% (Continued)
1,823	Samsung Electronics Company Ltd.	$3,098,657
68,234	SK Hynix, Inc.	2,818,066
21,837	SK Innovation Company Ltd.	2,983,698
		46,416,999
	Russian Federation – 2.0%
542,727	Gazprom PJSC – ADR	2,420,834
291,950	Mobile TeleSystems PJSC – ADR	2,998,326
425,749	Rosneft Oil Company PJSC – GDR (Acquired
	11/10/15 through 02/22/16, Cost $1,540,215) (c)	2,413,997
65,839	Tatneft PJSC – ADR	2,309,632
65,071	X5 Retail Group NV (Acquired 07/29/16,
	Cost $1,416,446) (a)(c)	1,971,651
		12,114,440
	Singapore – 7.1%
1,837,578	CapitaLand Commercial Trust	2,045,541
1,284,000	CapitaLand Ltd.	3,335,065
1,591,300	CapitaLand Mall Trust	2,236,949
264,200	City Developments Ltd.	1,785,339
1,377,000	ComfortDelGro Corporation Ltd.	2,426,994
226,400	DBS Group Holdings Ltd.	3,025,883
192,885	Flex Ltd. (a)	3,180,674
4,310,100	Genting Singapore PLC	3,044,812
1,603,000	Global Logistic Properties Ltd.	3,042,657
2,503,700	Hutchison Port Holdings Trust	951,406
47,800	Jardine Cycle & Carriage Ltd.	1,456,785
674,700	Keppel Corporation Ltd.	3,278,655
435,600	Oversea-Chinese Banking Corporation Ltd.	2,940,471
506,300	SATS Ltd.	1,806,408
224,700	Singapore Airlines Ltd.	1,595,380
194,019	United Overseas Bank Ltd.	2,976,601
1,114,500	Wilmar International Ltd.	2,894,805
		42,024,425
	South Africa – 2.4%
290,443	Barloworld Ltd.	2,565,331
113,360	Bid Corporation Ltd.	2,272,558

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.6% (Continued)

	South Africa – 2.4% (Continued)
118,863	Imperial Holdings Ltd.	$1,514,161
120,465	Nedbank Group Ltd.	2,249,966
426,198	Sanlam Ltd.	2,201,901
201,093	Telkom SA SOC Ltd.	1,045,055
220,872	The Bidvest Group Ltd.	2,610,221
		14,459,193
	Spain – 0.5%
819,270	Mapfre SA	2,535,239
26,851	Mediaset Espana Comunicacion SA	315,181
		2,850,420
	Sweden – 3.2%
67,066	Boliden AB	2,047,658
116,049	Electrolux AB – Class B	3,077,807
58,596	Elekta AB – Class B	556,644
195,618	Husqvarna AB – Class B	1,676,274
35,356	NCC AB	840,951
119,311	Skanska AB – Class B	2,844,452
107,334	SKF AB – Class B	2,044,038
478,002	Telefonaktiebolaget LM Ericsson Series B	3,111,096
236,533	Volvo AB – Class B	3,089,451
		19,288,371
	Switzerland – 3.9%
22,131	Baloise Holding AG	2,879,994
1,108	Georg Fischer AG	960,336
3,095	Helvetia Holding AG	1,736,479
14,627	Lonza Group AG	2,694,275
250,372	STMicroelectronics NV	3,819,517
9,758	Swiss Life Holding AG	3,070,173
29,954	Swiss Re AG	2,678,219
184,168	Transocean Ltd. (a)(b)	2,545,202
10,139	Zurich Insurance Group AG	2,799,367
		23,183,562

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.6% (Continued)

	Taiwan – 5.8%
7,084,000	AU Optronics Corporation	$2,812,987
2,165,360	China Life Insurance Company Ltd.	2,124,940
5,035,080	CTBC Financial Holding Company Ltd.	3,007,265
1,157,550	Eva Airways Corporation	574,565
548,580	Foxconn Technology Company Ltd.	1,637,339
1,746,000	Fubon Financial Holding Company Ltd.	2,827,266
1,070,976	Hon Hai Precision Industry Company Ltd.	3,119,838
7,089,000	Innolux Corporation	2,884,193
1,773,000	Inventec Corporation	1,315,748
794,486	Lite-On Technology Corporation	1,331,750
1,184,000	Micro-Star International Company Ltd.	2,740,000
1,052,000	Pegatron Corporation	2,763,240
481,000	Powertech Technology, Inc.	1,396,495
978,000	Quanta Computer, Inc.	2,027,718
262,000	Realtek Semiconductor Corporation	976,419
3,792,000	United Microelectronics Corporation	1,573,649
1,458,774	Wistron Corporation	1,222,629
		34,336,041
	Thailand – 3.9%
3,254,500	Charoen Pokphand Foods PCL – NVDR	2,610,649
505,400	Kasikornbank PCL – NVDR	2,772,746
2,907,500	Krung Thai Bank PCL – NVDR	1,632,608
1,053,900	PTT Exploration & Production PCL – NVDR	2,807,944
190,500	PTT Global Chemical PCL	388,854
1,302,100	PTT Global Chemical PCL – NVDR	2,657,880
260,797	PTT PCL – NVDR	2,966,192
617,200	Siam Commercial Bank PCL – NVDR	2,723,032
862,100	Thai Oil PCL – NVDR	1,858,533
2,268,700	Total Access Communication PCL – NVDR	2,827,304
		23,245,742
	Turkey – 5.2%
199,613	Arcelik AS	1,145,316
3,604,165	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	3,099,952
2,153,728	Eregli Demir ve Celik Fabrikalari TAS	3,515,469
555,603	KOC Holding AS	2,264,184

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.6% (Continued)

	Turkey – 5.2% (Continued)
2,062,551	Petkim Petrokimya Holding AS	$2,448,468
450,202	TAV Havalimanlari Holding AS	1,876,718
148,693	Tupras Turkiye Petrol Rafinerileri AS	3,479,214
734,484	Turkcell Iletisim Hizmetleri AS (a)	2,397,755
1,153,404	Turkiye Garanti Bankasi AS	2,732,088
1,276,262	Turkiye Is Bankasi	2,219,983
2,108,281	Turkiye Vakiflar Bankasi TAO	3,070,509
2,603,887	Yapi ve Kredi Bankasi AS (a)	2,754,793
		31,004,449
	United Kingdom – 2.1%
460,110	Barratt Developments PLC	2,920,291
265,009	Fiat Chrysler Automobiles NV (a)	2,900,155
652,590	J Sainsbury PLC	2,166,932
225,114	Subsea 7 SA (a)	3,181,966
358,437	Wm Morrison Supermarkets PLC	1,079,002
		12,248,346
	TOTAL COMMON STOCKS
	(Cost $535,773,353)	593,477,758

SHORT-TERM INVESTMENTS – 0.0% (d)

	Money Market Funds – 0.0% (d)
110,005	Short-Term Investments Trust Government &
	Agency Portfolio – Institutional Class, 0.470% (e)	110,005
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $110,005)	110,005

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited) (Continued)

Shares	Security Description	Value

INVESTMENTS PURCHASED WITH
SECURITIES LENDING COLLATERAL – 0.4%

	Money Market Funds – 0.4%
2,643,727	First American Government
	Obligations Fund – Class Z, 0.440% (e)	$2,643,727
	TOTAL INVESTMENTS PURCHASED WITH
	SECURITIES LENDING COLLATERAL
	(Cost $2,643,727)	2,643,727
	TOTAL INVESTMENTS – 100.0%
	(Cost $538,527,085)	596,231,490
	Liabilities in Excess of Other Assets – 0.0% (d)	(196,519)
	NET ASSETS – 100.0%	$596,034,971

(a)	Non-income producing security.
(b)	All or portion of this security is out on loan as of February 28, 2017. Total value of securities out on loan is $2,519,745 or 0.4% of net assets.
(c)
Restricted securities as defined in Rule 144(a) and Regulation S under the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. The value of those securities total $12,103,518 or 2.0% of net assets.

(d)	Less than 0.05%.
(e)	Annualized seven-day yield as of February 28, 2017.
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
NVDR – Non-voting Depositary Receipt

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

Shares	Security Description	Value

COMMON STOCKS – 99.8%

	Consumer Discretionary – 15.1%
79,769	Aaron’s, Inc.	$2,176,098
120,734	American Axle & Manufacturing Holdings, Inc. (a)	2,392,948
129,172	American Eagle Outfitters, Inc.	2,047,376
50,539	Bed Bath & Beyond, Inc.	2,041,776
54,654	Best Buy Company, Inc. (b)	2,411,881
60,514	BorgWarner, Inc. (b)	2,553,086
58,844	Caleres, Inc.	1,757,670
43,323	Carnival Corporation	2,423,922
185,958	Chico’s FAS, Inc.	2,692,672
69,212	Cooper Tire & Rubber Company	2,799,625
23,507	Cooper-Standard Holdings, Inc. (a)	2,632,784
122,795	Dana, Inc.	2,319,598
33,500	Darden Restaurants, Inc.	2,501,780
75,347	DeVry Education Group, Inc.	2,422,406
44,478	Dick’s Sporting Goods, Inc. (b)	2,177,198
43,588	Dillard’s, Inc. – Class A (b)	2,376,418
39,089	DSW, Inc.	822,042
125,801	Express, Inc. (a)	1,414,003
35,628	Foot Locker, Inc.	2,695,971
71,232	GameStop Corporation – Class A (b)	1,740,910
128,999	Gannett Company, Inc.	1,124,871
65,818	General Motors Company	2,424,735
34,058	Genesco, Inc. (a)	1,985,581
4,225	Graham Holdings Company – Class B	2,274,106
113,596	Guess?, Inc. (b)	1,442,669
61,330	Kohl’s Corporation	2,613,885
75,705	La-Z-Boy, Inc.	2,044,035
17,118	Lear Corporation	2,430,585
565,445	Office Depot, Inc.	2,357,906
265,545	Staples, Inc.	2,387,250
36,763	Tenneco, Inc. (a)	2,364,229
25,118	The Children’s Place, Inc. (b)	2,544,453
70,337	The Goodyear Tire & Rubber Company	2,465,312
77,117	Urban Outfitters, Inc. (a)	2,007,355
		74,867,136

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.8% (Continued)

	Consumer Staples – 8.2%
55,536	Archer-Daniels-Midland Company	$2,608,526
36,174	Bunge Ltd.	2,960,842
17,375	Casey’s General Stores, Inc.	1,990,828
63,363	Conagra Brands, Inc.	2,611,189
15,030	Costco Wholesale Corporation	2,663,015
31,142	CVS Health Corporation	2,509,422
205,645	Darling Ingredients, Inc. (a)	2,675,442
40,789	Fresh Del Monte Produce, Inc.	2,360,460
17,109	Ingredion, Inc.	2,068,307
43,906	Nu Skin Enterprises, Inc. – Class A	2,175,103
27,130	Sanderson Farms, Inc. (b)	2,578,435
38,987	SpartanNash Company	1,360,646
13,854	Sprouts Farmers Market, Inc. (a)	255,745
73,150	The Kroger Company	2,326,170
39,940	Tyson Foods, Inc. – Class A	2,498,646
53,021	United Natural Foods, Inc. (a)	2,282,554
32,993	Universal Corporation	2,233,626
36,932	Wal-Mart Stores, Inc.	2,619,587
		40,778,543
	Energy – 6.4%
180,854	Atwood Oceanics, Inc. (a)(b)	1,900,776
100,776	CVR Energy, Inc. (b)	2,309,786
93,206	Diamond Offshore Drilling, Inc. (a)(b)	1,569,589
38,510	Dril-Quip, Inc. (a)	2,362,588
427,469	EP Energy Corporation – Class A (a)(b)	2,017,654
83,109	HollyFrontier Corporation	2,433,431
305,022	McDermott International, Inc. (a)	2,244,962
62,959	National Oilwell Varco, Inc.	2,544,803
103,837	PBF Energy, Inc. (b)	2,542,968
29,275	Phillips 66	2,289,012
125,046	Rowan Companies plc – Class A (a)	2,265,833
30,100	Tesoro Corporation (b)	2,564,219
88,904	Unit Corporation (a)	2,412,855
36,728	Valero Energy Corporation	2,495,668
		31,954,144

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS –99.8% (Continued)

	Financials – 17.4%
28,237	American Financial Group, Inc.	$2,655,972
105,310	Bank of America Corporation	2,599,051
14,933	Berkshire Hathaway, Inc. – Class B (a)	2,559,815
27,508	Capital One Financial Corporation (b)	2,581,901
108,858	CNO Financial Group, Inc.	2,276,221
66,015	E*TRADE Financial Corporation (a)	2,278,178
32,027	Evercore Partners, Inc. – Class A	2,547,748
74,562	Fifth Third Bancorp	2,045,981
53,716	First American Financial Corporation (b)	2,098,684
58,361	Franklin Resources, Inc.	2,511,857
3,103	Great Western Bancorp, Inc.	132,622
64,674	Green Dot Corporation – Class A (a)	1,895,595
83,295	KCG Holdings, Inc. – Class A (a)	1,153,636
35,571	Lincoln National Corporation	2,495,661
52,464	Loews Corporation	2,464,759
62,284	LPL Financial Holdings, Inc.	2,462,709
44,109	Metlife, Inc.	2,313,076
33,106	Piper Jaffray Companies (b)	2,342,249
42,272	Principal Financial Group, Inc.	2,643,691
23,022	Prudential Financial, Inc.	2,544,852
133,994	Radian Group, Inc.	2,493,628
167,985	Regions Financial Corporation	2,565,131
19,460	Reinsurance Group of America, Inc.	2,530,968
44,489	Selective Insurance Group, Inc.	1,970,863
32,224	State Street Corporation	2,568,575
128,887	TCF Financial Corporation	2,242,634
52,655	TD Ameritrade Holding Corporation	2,058,810
32,634	The Allstate Corporation	2,681,209
27,197	The Hanover Insurance Group, Inc.	2,448,274
50,919	The Hartford Financial Services Group, Inc.	2,489,430
64,970	The Progressive Corporation	2,545,524
19,058	The Travelers Companies, Inc.	2,329,650
33,024	Torchmark Corporation	2,560,351
53,500	Unum Group	2,612,405
59,629	Voya Financial, Inc.	2,458,504
36,441	W.R. Berkley Corporation	2,588,040

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS –99.8% (Continued)

	Financials – 17.4% (Continued)
56,844	Zions Bancorporation	$2,552,296
		86,300,550
	Health Care – 10.3%
20,980	Aetna, Inc.	2,701,385
16,250	Anthem, Inc. (b)	2,678,325
38,522	Cambrex Corporation (a)	2,170,715
33,715	Cardinal Health, Inc.	2,743,389
14,211	Chemed Corporation (b)	2,537,374
28,151	DaVita, Inc. (a)	1,953,961
35,618	Express Scripts Holding Company (a)	2,516,412
48,148	Five Prime Therapeutics, Inc. (a)	2,208,549
34,600	Gilead Sciences, Inc.	2,438,608
65,185	Halyard Health, Inc. (a)	2,546,126
27,811	HCA Holdings, Inc. (a)	2,426,232
41,065	LifePoint Health, Inc. (a)	2,630,213
29,752	Magellan Health, Inc. (a)(b)	2,057,351
17,801	McKesson Corporation	2,672,464
29,265	Molina Healthcare, Inc. (a)	1,419,645
155,213	Myriad Genetics, Inc. (a)(b)	3,015,788
68,527	Owens & Minor, Inc.	2,472,454
26,206	Quest Diagnostics, Inc.	2,553,513
15,718	United Therapeutics Corporation (a)	2,321,863
15,202	UnitedHealth Group, Inc.	2,514,107
17,125	WellCare Health Plans, Inc. (a)	2,418,050
		50,996,524
	Industrials – 11.7%
25,738	Alaska Air Group, Inc.	2,517,691
49,806	American Airlines Group, Inc.	2,309,006
13,307	Comfort Systems USA, Inc.	507,662
48,530	Delta Air Lines, Inc.	2,423,103
53,283	DigitalGlobe, Inc. (a)	1,686,407
34,993	EMCOR Group, Inc.	2,151,370
52,755	Greenbrier Companies, Inc. (b)	2,218,348
46,840	Hawaiian Holdings, Inc. (a)	2,278,766
40,414	Jacobs Engineering Group, Inc.	2,279,754
117,000	JetBlue Airways Corporation (a)	2,335,320

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.8% (Continued)

	Industrials – 11.7% (Continued)
25,935	ManpowerGroup, Inc.	$2,516,732
114,384	MRC Global, Inc. (a)	2,311,701
34,188	Oshkosh Corporation	2,321,023
40,912	Owens Corning	2,392,943
66,038	Quanta Services, Inc. (a)	2,464,538
31,957	Ryder System, Inc. (b)	2,433,526
66,630	SkyWest, Inc.	2,342,044
45,778	Southwest Airlines Company	2,645,968
41,359	Spirit AeroSystems Holdings, Inc. – Class A	2,548,128
25,251	SPX FLOW, Inc. (a)	858,534
83,772	Swift Transportation Company (a)(b)	1,819,528
56,192	The Timken Company	2,483,686
86,576	Trinity Industries, Inc.	2,323,700
32,715	United Continental Holdings, Inc. (a)(b)	2,423,854
2,595	Universal Forest Products, Inc.	248,627
137,137	Wabash National Corporation	2,900,448
91,407	Werner Enterprises, Inc.	2,559,396
		58,301,803
	Information Technology – 18.2%
38,990	Amdocs Ltd.	2,364,743
253,853	Amkor Technology, Inc. (a)	2,492,836
11,690	Anixter International, Inc. (a)	973,777
20,237	Apple, Inc.	2,772,267
72,695	Applied Materials, Inc.	2,633,013
33,907	Arrow Electronics, Inc. (a)	2,448,085
53,418	Avnet, Inc.	2,461,501
68,691	Benchmark Electronics, Inc. (a)	2,136,290
69,041	CA, Inc.	2,227,953
44,896	Cardtronics plc – Class A (a)	1,979,016
80,333	Cisco Systems, Inc.	2,745,782
96,989	Convergys Corporation	2,122,119
93,073	Corning, Inc.	2,569,745
38,143	CSG Systems International, Inc.	1,503,216
29,739	EchoStar Corporation – Class A (a)	1,584,197
82,153	Finisar Corporation (a)	2,750,482
109,269	Hewlett Packard Enterprise Company	2,493,519

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.8% (Continued)

	Information Technology – 18.2% (Continued)
167,024	HP, Inc.	$2,901,207
47,154	Insight Enterprises, Inc. (a)	1,997,443
65,799	Intel Corporation	2,381,924
103,805	Jabil Circuit, Inc.	2,648,066
89,104	Juniper Networks, Inc.	2,494,912
21,616	Lam Research Corporation	2,562,361
48,548	Methode Electronics, Inc.	2,014,742
105,089	Micron Technology, Inc. (a)	2,463,286
65,731	NetApp, Inc.	2,749,528
43,408	NETGEAR, Inc. (a)	2,378,758
39,412	Plexus Corporation (a)	2,209,831
19,449	Rogers Corporation (a)	1,604,737
68,694	Sanmina Corporation (a)	2,679,066
27,114	Skyworks Solutions, Inc.	2,570,678
35,674	Sykes Enterprises, Inc. (a)	971,046
20,615	SYNNEX Corporation	2,410,306
29,051	Tech Data Corporation (a)	2,527,437
85,367	Teradata Corporation (a)	2,654,914
89,690	Teradyne, Inc.	2,550,784
166,215	TTM Technologies, Inc. (a)	2,686,034
354,925	Xerox Corporation	2,640,642
54,522	Xperi Corporation	1,954,614
		90,310,857
	Materials – 4.4%
68,027	Alcoa Corporation (a)	2,353,054
3,188	Cabot Corporation	184,840
17,782	Clearwater Paper Corporation (a)	988,679
115,675	Commercial Metals Company	2,444,213
115,810	Huntsman Corporation	2,617,306
21,210	Innospec, Inc.	1,385,013
30,182	Reliance Steel & Aluminum Company	2,554,906
69,291	Steel Dynamics, Inc.	2,536,050
63,610	The Mosaic Company	1,983,996
37,858	Trinseo SA	2,617,881
45,387	WestRock Company	2,438,190
		22,104,128

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited) (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.8% (Continued)

	Real Estate – 2.9%
206,764	DiamondRock Hospitality Company	$2,247,524
132,819	Host Hotels & Resorts, Inc.	2,389,414
77,999	LaSalle Hotel Properties	2,254,171
93,738	RLJ Lodging Trust	2,133,477
112,187	Summit Hotel Properties, Inc.	1,726,558
161,893	Sunstone Hotel Investors, Inc.	2,387,922
72,695	Xenia Hotels & Resorts, Inc. (b)	1,277,251
		14,416,317
	Telecommunication Services – 2.3%
59,072	AT&T, Inc.	2,468,619
94,714	CenturyLink, Inc. (b)	2,297,762
262,026	Sprint Corporation (a)	2,308,449
81,278	Telephone & Data Systems, Inc.	2,196,944
38,994	T-Mobile US, Inc. (a)	2,438,295
		11,710,069
	Utilities – 2.9%
42,899	Ameren Corporation	2,346,146
69,955	Exelon Corporation	2,568,048
150,126	NRG Energy, Inc.	2,486,086
51,123	Portland General Electric Company	2,317,406
28,594	Southwest Gas Holdings, Inc.	2,445,645
49,687	UGI Corporation	2,396,404
		14,559,735
	TOTAL COMMON STOCKS
	(Cost $443,924,212)	496,299,806

SHORT-TERM INVESTMENTS – 0.1%

	Money Market Funds – 0.1%
365,344	Short-Term Investments Trust Government &
	Agency Portfolio – Institutional Class, 0.470% (c)	365,344
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $365,344)	365,344

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited) (Continued)

Shares	Security Description	Value

INVESTMENTS PURCHASED WITH
SECURITIES LENDING COLLATERAL – 5.2%

	Money Market Funds – 5.2%
25,795,449	First American Government
	Obligations Fund – Class Z, 0.440% (c)	$25,795,449
	TOTAL INVESTMENTS PURCHASED WITH
	SECURITIES LENDING COLLATERAL
	(Cost $25,795,449)	25,795,449
	TOTAL INVESTMENTS – 105.1%
	(Cost $470,085,005)	522,460,599
	Liabilities in Excess of Other Assets – (5.1)%	(25,388,671)
	NET ASSETS – 100.0%	$497,071,928

(a)	Non-income producing security.
(b)	All or portion of this security is out on loan as of February 28, 2017. Total value of securities out on loan is $24,832,649 or 5.0% of net assets.
(c)	Annualized seven-day yield as of February 28, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

Principal
Amount	Security Description	Value

CORPORATE BONDS – 34.8%

	Communications – 0.2%
$950,000	The Walt Disney Company
	02/13/2026, 3.000%	$952,505

	Consumer Discretionary – 5.5%
760,000	AMC Entertainment Holdings, Inc.
	06/15/2025, 5.750%	789,450
2,690,000	Coach, Inc.
	04/01/2025, 4.250%	2,753,167
1,320,000	Crown Americas LLC / Crown Americas
	Capital Corporation IV
	01/15/2023, 4.500%	1,357,950
430,000	Delphi Corporation
	03/15/2024, 4.150%	449,817
3,890,000	Diamond Resorts International, Inc.
	09/01/2023, 7.750% (Acquired 10/31/16
	through 01/19/17, Cost $3,856,913) (a)	4,123,400
1,100,000	DISH DBS Corporation
	06/01/2021, 6.750%	1,215,500
1,170,000	Dollar General Corporation
	11/01/2025, 4.150%	1,215,001
1,920,000	L Brands, Inc.
	02/15/2022, 5.625%	2,028,000
1,100,000	Lennar Corporation
	04/01/2021, 4.750%	1,150,875
1,465,000	McDonald’s Corporation
	05/26/2025, 3.375%	1,489,388
1,315,000	Netflix, Inc.
	02/15/2025, 5.875%	1,425,131
1,080,000	NIKE, Inc.
	05/01/2023, 2.250%	1,056,068
310,000	NVR, Inc.
	09/15/2022, 3.950%	321,254
725,000	Omnicom Group, Inc.
	04/15/2026, 3.600%	728,785

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited) (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS – 34.8% (Continued)

	Consumer Discretionary – 5.5% (Continued)
$1,915,000	O’Reilly Automotive, Inc.
	03/15/2026, 3.550%	$1,913,014
1,885,000	PulteGroup, Inc.
	03/01/2021, 4.250%	1,934,010
510,000	The Home Depot, Inc.
	04/01/2026, 3.000%	511,162
690,000	The Priceline Group, Inc.
	03/15/2025, 3.650%	697,320
1,170,000	The TJX Companies, Inc.
	05/15/2023, 2.500%	1,158,179
1,805,000	YUM! Brands, Inc.
	06/01/2026, 5.250%
	(Acquired 01/31/2017, Cost $1,840,583) (a)	1,870,431
		28,187,902
	Consumer Staples – 2.6%
1,450,000	Altria Group, Inc.
	01/31/2024, 4.000%	1,532,683
915,000	CVS Health Corporation
	07/20/2025, 3.875%	946,602
1,865,000	Ingredion, Inc.
	10/01/2026, 3.200%	1,838,062
310,000	Mead Johnson Nutrition Company
	11/15/2025, 4.125%	327,706
1,730,000	Reynolds American, Inc.
	06/12/2025, 4.450%	1,832,325
1,240,000	The WhiteWave Foods Company
	10/01/2022, 5.375%	1,356,250
1,450,000	Tyson Foods, Inc.
	08/15/2024, 3.950%	1,486,369
1,300,000	Walgreens Boots Alliance, Inc.
	11/18/2024, 3.800%	1,329,406
2,360,000	Whole Foods Market, Inc.
	12/03/2025, 5.200%	2,514,594
		13,163,997

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited) (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS – 34.8% (Continued)

	Energy – 5.7%
$760,000	Boardwalk Pipelines LP
	12/15/2024, 4.950%	$802,290
550,000	Buckeye Partners LP
	07/01/2023, 4.150%	564,693
725,000	Chevron Corp.
	05/16/2026, 2.954%	716,683
1,685,000	Diamondback Energy, Inc.
	11/01/2024, 4.750%
	(Acquired 01/31/2017, Cost $1,702,588) (a)	1,697,638
1,400,000	EQT Midstream Partners LP
	08/01/2024, 4.000%	1,414,428
2,690,000	HollyFrontier Corp.
	04/01/2026, 5.875%	2,881,910
1,120,000	Magellan Midstream Partners LP
	03/01/2026, 5.000%	1,239,950
1,810,000	Marathon Petroleum Corporation
	09/15/2024, 3.625%	1,801,596
3,455,000	Oceaneering International, Inc.
	11/15/2024, 4.650%	3,515,494
1,605,000	ONEOK, Inc
	09/01/2023, 7.500%	1,909,950
3,280,000	Phillips 66 Partners LP
	02/15/2025, 3.605%	3,251,031
2,010,000	Pride International, Inc.
	08/15/2020, 6.875%	2,125,575
1,320,000	Tesoro Logistics LP/Tesoro Logistics
	Finance Corporation
	10/15/2019, 5.500%	1,405,800
2,735,000	Valero Energy Corporation
	03/15/2025, 3.650%	2,731,352
2,810,000	Western Gas Partners LP
	06/01/2025, 3.950%	2,816,842
		28,875,232

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited) (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS – 34.8% (Continued)

	Financials – 3.4%
$605,000	Aflac, Inc.
	11/15/2024, 3.625%	$626,887
2,010,000	American Express Company
	12/05/2024, 3.625%	2,047,760
1,590,000	Ares Capital Corporation
	01/19/2022, 3.625%	1,576,665
1,255,000	Assured Guaranty US Holdings, Inc.
	07/01/2024, 5.000%	1,372,625
150,000	BlackRock, Inc.
	03/18/2024, 3.500%	157,349
1,895,000	Branch Banking & Trust Company
	10/30/2026, 3.800%	1,974,418
1,860,000	Brixmor Operating Partnership LP
	06/15/2026, 4.125%	1,891,188
670,000	Brown & Brown, Inc.
	09/15/2024, 4.200%	679,504
3,390,000	Capital One Financial Corporation
	10/29/2025, 4.200%	3,452,704
395,000	Citizens Financial Group, Inc.
	12/03/2025, 4.300%	407,564
660,000	Fifth Third Bancorp
	01/16/2024, 4.300%	690,743
1,820,000	Marsh & McLennan Companies, Inc.
	03/10/2025, 3.500%	1,850,057
540,000	S&P Global, Inc.
	06/15/2025, 4.000%	561,328
		17,288,792
	Health Care – 4.6%
1,435,000	Baxter International, Inc.
	08/15/2026, 2.600%	1,349,273
2,475,000	Biogen, Inc.
	09/15/2025, 4.050%	2,566,010
1,565,000	Cigna Corporation
	04/15/2025, 3.250%	1,554,436
1,445,000	CR Bard, Inc.
	05/15/2026, 3.000%	1,402,286

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited) (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS – 34.8% (Continued)

	Health Care – 4.6% (Continued)
$1,850,000	DaVita, Inc.
	05/01/2025, 5.000%	$1,866,077
785,000	Express Scripts Holding Company
	02/25/2026, 4.500%	816,411
1,886,000	Gilead Sciences, Inc.
	02/01/2025, 3.500%	1,908,589
2,090,000	HCA, Inc.
	05/01/2023, 5.875%	2,278,100
1,320,000	Humana, Inc.
	10/01/2024, 3.850%	1,352,526
375,000	Johnson & Johnson
	03/01/2026, 2.450%	361,176
2,220,000	LifePoint Health, Inc.
	05/01/2024, 5.375% (Acquired 10/31/16
	through 01/19/17, Cost $2,200,651) (a)	2,242,200
400,000	Merck & Company, Inc.
	02/10/2025, 2.750%	397,061
3,215,000	Molina Healthcare, Inc.
	11/15/2022, 5.375%	3,343,600
1,110,000	Perrigo Finance Unlimited Company
	03/15/2026, 4.375%	1,133,558
990,000	UnitedHealth Group, Inc.
	03/15/2026, 3.100%	988,475
		23,559,778
	Industrials – 2.3%
720,000	AECOM
	10/15/2024, 5.875%	790,200
1,195,000	Air Lease Corporation
	09/15/2024, 4.250%	1,241,316
295,000	Cummins, Inc.
	10/01/2023, 3.650%	310,097
630,000	Fortive Corporation
	06/15/2026, 3.150% (Acquired 10/31/16
	through 02/01/17, Cost $629,852) (a)	625,814
1,025,000	Fortune Brands Home & Security, Inc.
	06/15/2025, 4.000%	1,069,118

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited) (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS – 34.8% (Continued)

	Industrials – 2.3% (Continued)
$380,000	General Dynamics Corporation
	08/15/2026, 2.125%	$353,897
1,505,000	General Electric Company
	03/11/2024, 3.375%	1,566,545
1,815,000	International Lease Finance Corporation
	08/15/2022, 5.875%	2,052,911
530,000	Union Pacific Corporation
	03/01/2026, 2.750%	520,094
1,195,000	West Corporation
	07/15/2022, 5.375% (Acquired 05/02/16
	through 10/18/16, Cost $1,112,911) (a)	1,152,279
1,890,000	Xylem, Inc.
	11/01/2026, 3.250%	1,873,037
		11,555,308
	Information Technology – 3.9%
1,235,000	Adobe Systems, Inc.
	02/01/2025, 3.250%	1,247,649
2,350,000	Analog Devices, Inc.
	12/15/2025, 3.900%	2,422,715
1,810,000	Apple, Inc.
	02/09/2025, 2.500%	1,751,557
605,000	CDK Global, Inc.
	10/15/2024, 5.000%	609,072
840,000	CDW LLC/CDW Finance Corporation
	12/01/2024, 5.500%	886,200
1,575,000	Hewlett Packard Enterprise Co.
	10/15/2025, 4.900%	1,641,646
300,000	HP, Inc.
	09/15/2022, 4.050%	311,935
2,875,000	Hughes Satellite Systems Corporation
	06/15/2021, 7.625%	3,198,438
1,320,000	Intel Corporation
	07/29/2025, 3.700%	1,389,423
1,590,000	Keysight Technologies, Inc.
	10/30/2024, 4.550%	1,597,653

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited) (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS – 34.8% (Continued)

	Information Technology – 3.9% (Continued)
$1,355,000	MasterCard, Inc.
	04/01/2024, 3.375%	$1,412,282
240,000	Maxim Integrated Products, Inc.
	03/15/2023, 3.375%	241,266
1,645,000	QUALCOMM, Inc.
	05/20/2025, 3.450%	1,667,406
265,000	Texas Instruments, Inc.
	05/01/2023, 2.250%	257,282
1,260,000	Visa, Inc.
	12/14/2025, 3.150%	1,276,742
		19,911,266
	Materials – 0.7%
520,000	Ashland LLC
	08/15/2022, 4.750%	541,450
2,425,000	PolyOne Corporation
	03/15/2023, 5.250%	2,509,875
375,000	Rayonier AM Products, Inc.
	06/01/2024, 5.500% (Acquired 02/02/17
	through 02/27/17, Cost $356,736) (a)	360,000
450,000	WR Grace & Company
	10/01/2021, 5.125% (Acquired 04/29/16,
	Cost $469,204) (a)	474,750
		3,886,075
	Real Estate – 2.9%
570,000	Alexandria Real Estate Equities, Inc.
	06/15/2023, 3.900%	585,285
2,265,000	American Tower Corporation
	02/15/2024, 5.000%	2,453,908
1,780,000	AvalonBay Communities, Inc.
	06/01/2025, 3.450%	1,804,345
1,385,000	Boston Properties LP
	02/01/2024, 3.800%	1,430,497
2,690,000	Care Capital Properties LP
	08/15/2026, 5.125%	2,638,427

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited) (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS – 34.8% (Continued)

	Real Estate – 2.9% (Continued)
$1,570,000	DDR Corporation
	02/01/2025, 3.625%	$1,525,951
470,000	Essex Portfolio LP
	04/01/2025, 3.500%	470,509
745,000	HCP, Inc.
	08/15/2024, 3.875%	756,122
2,115,000	Host Hotels & Resorts LP
	06/15/2025, 4.000%	2,134,648
750,000	Welltower, Inc.
	04/01/2026, 4.250%	782,904
		14,582,596
	Telecommunication Services – 1.1%
1,970,000	CenturyLink, Inc.
	04/01/2025, 5.625%	1,923,213
2,040,000	Level 3 Financing, Inc.
	03/15/2026, 5.250% (Acquired 01/31/17,
	Cost $2,037,527) (a)	2,062,949
1,260,000	Pacific Bell Telephone Company
	03/15/2026, 7.125%	1,542,719
		5,528,881
	Utilities – 1.9%
961,000	Berkshire Hathaway Energy Company
	11/15/2023, 3.750%	1,012,495
960,000	Cleco Corporate Holdings LLC
	05/01/2026, 3.743% (Acquired 01/31/17,
	Cost $950,123) (a)	953,986
1,785,000	Dolphin Subsidiary II, Inc.
	10/15/2021, 7.250%	1,909,951
1,845,000	Exelon Corporation
	06/15/2025, 3.950%	1,904,660
1,220,000	Pacific Gas & Electric Company
	06/15/2025, 3.500%	1,252,270
165,000	PSEG Power LLC
	04/15/2031, 8.625%	205,069

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited) (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS – 34.8% (Continued)

	Utilities – 1.9% (Continued)
$700,000	Southern Power Company
	12/01/2025, 4.150%	$731,745
820,000	WEC Energy Group, Inc.
	06/15/2025, 3.550%	839,300
640,000	Xcel Energy, Inc.
	06/01/2025, 3.300%	644,155
		9,453,631
	TOTAL CORPORATE BONDS
	(Cost $174,983,540)	176,945,963

MORTGAGE BACKED SECURITIES –
U.S. GOVERNMENT AGENCY – 12.5%
	Federal Home Loan Banks
85,000	09/13/2019, 1.375%	84,858
200,000	09/13/2019, 2.000%	202,809
175,000	09/26/2019, 1.000%	173,125
255,000	11/15/2019, 1.375%	254,281
485,000	03/13/2020, 1.875%	489,490
490,000	03/13/2020, 4.125%	526,741
435,000	06/12/2020, 1.750%	435,646
655,000	02/18/2021, 1.375%	645,472
800,000	07/14/2021, 1.125%	776,480
850,000	11/29/2021, 1.875%	847,405
		4,436,307
	Federal Home Loan Mortgage Corporation
155,000	10/02/2019, 1.250%	154,163
420,000	05/01/2020, 1.375%	417,289
800,000	08/12/2021, 1.125%	773,947
750,000	01/13/2022, 2.375%	765,017
4,355,000	03/15/2041, 4.000% (b)	4,577,622
9,100,000	03/15/2041, 4.500% (b)	9,772,870
1,015,000	03/15/2042, 3.500% (b)	1,040,335
1,100,000	03/15/2043, 3.000% (b)	1,091,775
		18,593,018

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited) (Continued)

Principal
Amount	Security Description	Value

MORTGAGE BACKED SECURITIES –
U.S. GOVERNMENT AGENCY – 12.5% (Continued)
	Federal National Mortgage Association
$496,000	10/09/2019, 0.000% (c)	$472,910
220,000	10/24/2019, 1.000%	217,185
225,000	11/26/2019, 1.750%	226,632
384,000	01/21/2020, 1.625%	385,017
505,000	06/22/2020, 1.500%	503,325
555,000	11/30/2020, 1.500%	550,573
585,000	12/28/2020, 1.875%	588,134
670,000	02/26/2021, 1.375%	659,439
775,000	05/06/2021, 1.250%	757,986
945,000	08/17/2021, 1.250%	918,818
860,000	10/07/2021, 1.375%	839,799
420,000	09/06/2024, 2.625%	427,540
8,415,000	03/01/2040, 4.500% (b)	9,043,494
4,780,000	03/15/2041, 3.500% (b)	4,900,247
3,230,000	03/15/2041, 4.000% (b)	3,394,808
2,155,000	03/15/2043, 3.000% (b)	2,140,689
		26,026,596
	Government National Mortgage Association
1,000,000	03/15/2041, 4.000% (b)	1,058,001
1,000,000	03/15/2042, 3.500% (b)	1,039,102
1,000,000	03/15/2042, 4.000% (b)	1,058,281
2,100,000	03/15/2043, 3.000% (b)	2,125,102
5,635,000	03/15/2043, 3.000% (b)	5,696,574
3,280,000	03/15/2045, 3.500% (b)	3,409,919
		14,386,979
	TOTAL MORTGAGE BACKED SECURITIES –
	U.S. GOVERNMENT AGENCY
	(Cost $63,479,836)	63,442,900

U.S. GOVERNMENT AGENCY ISSUES – 0.4%

	Utilities – 0.4%
	Tennessee Valley Authority
646,000	02/15/2021, 3.875%	698,055
705,000	08/15/2022, 1.875%	696,313
360,000	09/15/2024, 2.875%	369,943

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited) (Continued)

Principal
Amount	Security Description	Value

U.S. GOVERNMENT AGENCY ISSUES – 0.4% (Continued)

	Utilities – 0.4% (Continued)
$225,000	11/01/2025, 6.750%	$295,104
		2,059,415
	TOTAL U.S. GOVERNMENT AGENCY ISSUES
	(Cost $2,087,238)	2,059,415

U.S. GOVERNMENT NOTES/BONDS – 51.7%

	U.S. Treasury Bonds – 17.7%
	United States Treasury Bonds
2,550,000	08/15/2023, 6.250%	3,191,585
5,045,000	02/15/2026, 6.000%	6,548,940
2,830,000	11/15/2026, 6.500%	3,847,583
		13,588,108
	United States Treasury Inflation Indexed Bonds
1,412,612	04/15/2020, 0.125%	1,439,679
1,655,040	07/15/2020, 1.250%	1,761,015
1,511,788	01/15/2021, 1.125%	1,598,965
1,859,010	04/15/2021, 0.125%	1,886,152
1,965,995	07/15/2021, 0.625%	2,049,776
2,282,738	01/15/2022, 0.125%	2,311,290
2,304,901	07/15/2022, 0.125%	2,336,704
2,473,719	01/15/2023, 0.125%	2,487,228
2,858,611	07/15/2023, 0.375%	2,923,124
3,015,865	01/15/2024, 0.625%	3,111,516
3,208,275	07/15/2024, 0.125%	3,203,103
3,757,113	01/15/2025, 0.250%	3,750,835
3,310,946	01/15/2025, 2.375%	3,851,087
3,766,921	07/15/2025, 0.375%	3,803,169
3,596,923	01/15/2026, 0.625%	3,689,789
3,874,298	01/15/2026, 2.000%	4,434,037
3,464,837	07/15/2026, 0.125%	3,407,767
3,172,580	01/15/2027, 2.375%	3,785,437
2,973,295	01/15/2028, 1.750%	3,394,373
2,880,950	04/15/2028, 3.625%	3,867,537
2,867,501	01/15/2029, 2.500%	3,543,428
2,834,437	04/15/2029, 3.875%	3,965,286

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited) (Continued)

Principal
Amount	Security Description	Value

U.S. GOVERNMENT NOTES/BONDS – 51.7% (Continued)

	U.S. Treasury Bonds – 17.7% (Continued)
	United States Treasury Inflation
	Indexed Bonds (Continued)
$1,992,664	04/15/2032, 3.375%	$2,833,853
1,077,562	02/15/2040, 2.125%	1,375,814
1,063,935	02/15/2041, 2.125%	1,366,326
881,625	02/15/2042, 0.750%	859,552
719,373	02/15/2043, 0.625%	679,350
1,077,367	02/15/2044, 1.375%	1,209,166
733,026	02/15/2045, 0.750%	711,468
565,667	02/15/2046, 1.000%	585,217
		89,810,151
	U.S. Treasury Notes – 34.0%
790,000	10/31/2022, 1.875%	783,427
2,070,000	11/15/2022, 1.625%	2,024,719
2,000,000	11/30/2022, 2.000%	1,995,860
3,540,000	12/31/2022, 2.125%	3,554,864
5,130,000	01/31/2023, 1.750%	5,040,625
4,450,000	02/15/2023, 2.000%	4,434,790
7,230,000	02/28/2023, 1.500%	6,995,170
7,870,000	03/31/2023, 1.500%	7,605,615
9,050,000	04/30/2023, 1.625%	8,802,184
9,690,000	05/15/2023, 1.750%	9,490,522
9,415,000	05/31/2023, 1.625%	9,148,000
9,185,000	06/30/2023, 1.375%	8,781,898
9,155,000	07/31/2023, 1.250%	8,673,291
9,545,000	08/15/2023, 2.500%	9,759,572
9,915,000	08/31/2023, 1.375%	9,454,885
9,215,000	09/30/2023, 1.375%	8,778,015
8,445,000	10/31/2023, 1.625%	8,171,694
9,805,000	11/15/2023, 2.750%	10,165,980
9,415,000	11/30/2023, 2.125%	9,398,449
8,205,000	02/15/2024, 2.750%	8,506,279
7,800,000	05/15/2024, 2.500%	7,952,498
6,985,000	08/15/2024, 2.375%	7,052,671
6,115,000	11/15/2024, 2.250%	6,109,625

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited) (Continued)

Principal
Amount	Security Description	Value

U.S. GOVERNMENT NOTES/BONDS (Continued)

	U.S. Treasury Notes (Continued)
$4,610,000	02/15/2025, 2.000%	$4,513,568
3,070,000	05/15/2025, 2.125%	3,028,147
2,485,000	08/15/2025, 2.000%	2,422,681
		172,645,029
	TOTAL U.S. GOVERNMENT NOTES/BONDS
	(Cost $268,382,060)	262,455,180

Shares	Security Description	Value

SHORT-TERM INVESTMENTS – 9.5%

	Money Market Funds – 9.5%
48,249,851	Short-Term Investments Trust Government &
	Agency Portfolio – Institutional Class, 0.470% (d)	$48,249,851
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $48,249,851)	48,249,851
	TOTAL INVESTMENTS – 108.9%
	(Cost $557,182,525)	553,153,309
	Liabilities in Excess of Other Assets – (8.9)%	(45,076,926)
	NET ASSETS – 100.0%	$508,076,383

(a)
Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. The value of these securities total $15,563,447 or 3.1% of total net assets.

(b)	Security purchased on a forward-commitment basis. On February 28, 2017, the total value of investments purchased on a forward-commitment basis was $50,348,819 or 9.9% of total net assets.
(c)	Zero coupon bond.
(d)	Annualized seven-day yield as of February 28, 2017.
(e)
All or a portion of this security has been pledged as collateral in connection with TBA commitments.  At February 28, 2017, the value of securities pledged amounted to $53,379,851.  In addition, the Fund held cash collateral in the amount of $1,800,000.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

STATEMENTS OF ASSETS & LIABILITIES
February 28, 2017 (Unaudited)

	Vident	Vident	Vident
	International	Core U.S.	Core U.S. Bond
	Equity Fund	Equity Fund	Strategy ETF
ASSETS
Investments in Securities, at Value*+	$596,231,490	$522,460,599	$553,153,309
Cash Held as Collateral
for TBA Commitments	—	—	1,800,000
Foreign Currency*	121,750	—	—
Receivable for Capital Shares Sold	—	—	4,935,682
Interest and Dividends Receivable	2,634,522	607,319	3,273,024
Securities Lending Income Receivable	1,559	11,846	—
Total Assets	598,989,321	523,079,764	563,162,015
LIABILITIES
Payable for Investment
Securities Purchased	—	—	54,913,281
Management Fees Payable	310,623	212,387	172,351
Collateral Received for
Securities Loaned (See Note 4)	2,643,727	25,795,449	—
Total Liabilities	2,954,350	26,007,836	55,085,632
NET ASSETS	$596,034,971	$497,071,928	$508,076,383
NET ASSETS CONSIST OF:
Paid-in Capital	$675,436,218	$473,160,111	$514,271,780
Undistributed Net Investment Income	345,546	1,407,432	1,053,619
Accumulated Net Realized Loss on:
Investments in Securities	(137,469,337)	(29,871,209)	(3,219,800)
Net Unrealized Appreciation
(Depreciation) on:
Investments in Securities	57,704,405	52,375,594	(4,029,216)
Foreign Currency and Translation
of Other Assets and Liabilities
in Foreign Currency	18,139	—	—
Net Assets	$596,034,971	$497,071,928	$508,076,383
* Identified Cost:
Investments in Securities	$538,527,085	$470,085,005	$557,182,525
Foreign Currency	121,590	—	—
+ Includes loaned securities
with a value of	$2,519,745	$24,832,649	$—
Net Asset Value
(unlimited shares authorized):
Net Assets	$596,034,971	$497,071,928	$508,076,383
Shares Outstanding (No Par Value)	25,600,000	16,700,000	10,300,000
Net Asset Value, Offering and
Redemption Price per Share	$23.28	$29.76	$49.33

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

STATEMENTS OF OPERATIONS
Six-Months Ended February 28, 2017 (Unaudited)

	Vident	Vident	Vident
	International	Core U.S.	Core U.S. Bond
	Equity Fund	Equity Fund	Strategy ETF
INVESTMENT INCOME
Dividends*	$4,997,408	$3,993,159	$—
Securities Lending Income	54,690	193,160	—
Dividends from Affiliate	—	21,486	—
Interest	1,332	1,231	4,703,723
Total Investment Income	5,053,430	4,209,036	4,703,723
EXPENSES
Management Fees	1,947,469	1,332,845	1,086,782
Total Expenses	1,947,469	1,332,845	1,086,782
Net Investment Income	3,105,961	2,876,191	3,616,941

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net Realized Gain/(Loss) on:
Investments in Securities	18,148,628	36,206,122	(3,118,790)
Investments in Affiliates	—	98,963	—
Foreign Currency	297,059	—	—
Net Change in Unrealized
Appreciation (Depreciation) of:
Investments in Securities	28,123,511	19,789,088	(11,449,966)
Investments in Affiliates	—	(94,090)	—
Foreign Currency and Translation
of Other Assets and Liabilities in
Foreign Currency	57,053	—	—
Net Realized and Unrealized
Gain (loss) on Investments	46,626,251	56,000,083	(14,568,756)
NET INCREASE (DECREASE) IN
NET ASSETS RESULTING FROM
OPERATIONS	$49,732,212	$58,876,274	$(10,951,815)
* Net of withholding tax of	$600,438	$—	$—

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	February 28, 2017	Year Ended
	(Unaudited)	August 31, 2016
OPERATIONS
Net Investment Income	$3,105,961	$12,720,224
Net Realized Gain (Loss) on Investments
and Foreign Currency	18,445,687	(80,050,978)
Change in Unrealized Appreciation of
Investments and Foreign Currency	28,180,564	100,118,177
Net Increase in Net Assets
Resulting from Operations	49,732,212	32,787,423

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(6,125,075)	(10,254,569)
Total Distributions to Shareholders	(6,125,075)	(10,254,569)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	—	167,963,930
Payments for Shares Redeemed	(30,668,010)	(223,928,580)
Transaction Fees (Note 8)	18,283	98,967
Net Decrease in Net Assets
Derived from Capital
Share Transactions (a)	(30,649,727)	(55,865,683)
Net Increase (Decrease) in Net Assets	$12,957,410	$(33,332,829)

NET ASSETS
Beginning of Period	$583,077,561	$616,410,390
End of Period	$596,034,971	$583,077,561
Undistributed Net Investment Income	$345,546	$3,364,659

(a)	Summary of capital share transactions is as follows:

	Six-Months Ended
	February 28, 2017	Year Ended
	(Unaudited)	August 31, 2016
	Shares	Shares
Shares Sold	—	8,100,000
Shares Redeemed	(1,400,000)	(10,700,000)
Net Decrease	(1,400,000)	(2,600,000)

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	February 28, 2017	Year Ended
	(Unaudited)	August 31, 2016
OPERATIONS
Net Investment Income	$2,876,191	$8,000,425
Net Realized Gain (Loss)
on Investments	36,305,085	(24,272,872)
Change in Unrealized
Appreciation of Investments	19,694,998	47,020,529
Net Increase in Net Assets
Resulting from Operations	58,876,274	30,748,082

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(2,121,705)	(7,924,004)
Total Distributions to Shareholders	(2,121,705)	(7,924,004)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	31,835,890	114,534,110
Payments for Shares Redeemed	(58,766,050)	(70,897,230)
Net Increase (Decrease) in Net Assets
Derived from Capital
Share Transactions (a)	(26,930,160)	43,636,880
Net Increase in Net Assets	$29,824,409	$66,460,958

NET ASSETS
Beginning of Period	$467,247,519	$400,786,561
End of Period	$497,071,928	$467,247,519
Undistributed Net Investment Income	$1,407,432	$652,946

(a)	Summary of capital share transactions is as follows:

	Six-Months Ended
	February 28, 2017	Year Ended
	(Unaudited)	August 31, 2016
	Shares	Shares
Shares Sold	1,100,000	4,500,000
Shares Redeemed	(2,000,000)	(2,700,000)
Net Increase (Decrease)	(900,000)	1,800,000

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended
	February 28, 2017	Year Ended
	(Unaudited)	August 31, 2016
OPERATIONS
Net Investment Income	$3,616,941	$7,246,332
Net Realized Gain (Loss) on Investments	(3,118,790)	7,551,740
Change in Unrealized Appreciation
(Depreciation) of Investments	(11,449,966)	8,954,778
Net Increase (Decrease) in Net Assets
Resulting from Operations	(10,951,815)	23,752,850

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(5,002,307)	(6,194,511)
From Net Realized Gain	(6,417,922)	—
Total Distributions to Shareholders	(11,420,229)	(6,194,511)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	50,079,170	61,287,250
Payments for Shares Redeemed	—	(24,852,830)
Transaction Fees (Note 8)	34,933	44,685
Net Increase in Net Assets
Derived from Capital
Share Transactions (a)	50,114,103	36,479,105
Net Increase in Net Assets	$27,742,059	$54,037,444

NET ASSETS
Beginning of Period	$480,334,324	$426,296,880
End of Period	$508,076,383	$480,334,324
Undistributed Net Investment Income	$1,053,619	$2,438,985

(a)	Summary of capital share transactions is as follows:

	Six-Months Ended
	February 28, 2017	Year Ended
	(Unaudited)	August 31, 2016
	Shares	Shares
Shares Sold	1,000,000	1,200,000
Shares Redeemed	—	(500,000)
Net Increase	1,000,000	700,000

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

	Six-Months
	Ended		Year	Year	Period
	February 28,		Ended	Ended	Ended
	2017		August 31,	August 31,	August 31,
	(Unaudited)		2016	2015	2014(1)
Net Asset Value,
Beginning of Period	$21.60		$20.82	$25.70	$25.00

INCOME (LOSS)
FROM INVESTMENT
OPERATIONS:
Net Investment Income(2)	0.12		0.46	0.44	0.54
Net Realized and Unrealized
Gain (Loss) on Investments	1.80		0.70	(4.89)	0.55
Total from
Investment Operations	1.92		1.16	(4.45)	1.09

LESS DISTRIBUTIONS:
Distributions from
Net Investment Income	(0.24)		(0.38)	(0.43)	(0.39)
Total Distributions	(0.24)		(0.38)	(0.43)	(0.39)
Net Asset Value, End of Period	$23.28		$21.60	$20.82	$25.70
Total Return	9.01	%(3)	5.68%	-17.60%	4.54	%(3)

SUPPLEMENTAL DATA:
Net Assets at
End of Period (000’s)	$596,035		$583,078	$616,410	$758,098

RATIOS TO AVERAGE
NET ASSETS:
Expenses to Average
Net Assets	0.68	%(4)	0.68%	0.71%	0.75	%(4)
Net Investment Income
to Average Net Assets	1.08	%(4)	2.25%	1.85%	2.59	%(4)
Portfolio Turnover Rate(5)	34	%(3)	106%	43%	59	%(3)

(1)	Commencement of operations on October 29, 2013.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

	Six-Months
	Ended		Year	Year	Period
	February 28,		Ended	Ended	Ended
	2017		August 31,	August 31,	August 31,
	(Unaudited)		2016	2015	2014(1)
Net Asset Value,
Beginning of Period	$26.55		$25.37	$26.77	$25.00

INCOME (LOSS)
FROM INVESTMENT
OPERATIONS:
Net Investment Income(2)	0.16		0.47	0.46	0.27
Net Realized and Unrealized
Gain (Loss) on Investments	3.17		1.17	(1.43)	1.63
Total from
Investment Operations	3.33		1.64	(0.97)	1.90

LESS DISTRIBUTIONS:
Distributions from
Net Investment Income	(0.12)		(0.46)	(0.43)	(0.13)
Distributions from
net realized gain	—		—	— (6)	—
Total Distributions	(0.12)		(0.46)	(0.43)	(0.13)
Net Asset Value, End of Period	$29.76		$26.55	$25.37	$26.77
Total Return	12.58	%(3)	6.61%	-3.70%	7.60	%(3)

SUPPLEMENTAL DATA:
Net Assets at
End of Period (000’s)	$497,072		$467,248	$400,787	$182,014

RATIOS TO AVERAGE
NET ASSETS:
Expenses to Average
Net Assets	0.55	%(4)	0.55%	0.55%	0.55	%(4)
Net Investment Income
to Average Net Assets	1.18	%(4)	1.87%	1.72%	1.62	%(4)
Portfolio Turnover Rate(5)	37	%(3)	114%	90%	1	%(3)

(1)	Commencement of operations on January 21, 2014.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes impact of in-kind transactions.
(6)	Less than $0.005.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

	Six-Months
	Ended		Year	Period
	February 28,		Ended	Ended
	2017		August31,	August 31,
	(Unaudited)		2016	2015(1)
Net Asset Value, Beginning of Period	$51.65		$49.57	$50.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net Investment Income(2)	0.37		0.86	0.63
Net Realized and Unrealized
Gain (Loss) on Investments	(1.53)		1.96	(0.67)
Total from Investment Operations	(1.16)		2.82	(0.04)

LESS DISTRIBUTIONS:
Distributions from
Net Investment Income	(0.51)		(0.74)	(0.39)
Distributions from net realized gain	(0.65)		—	—
Total Distributions	(1.16)		(0.74)	(0.39)
Net Asset Value, End of Period	$49.33		$51.65	$49.57
Total Return	-2.19	%(3)	5.76%	-0.08	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$508,076		$480,334	$426,297

RATIOS TO AVERAGE
NET ASSETS:
Expenses to Average Net Assets	0.45	%(4)	0.45%	0.45	%(4)
Net Investment Income
to Average Net Assets	1.50	%(4)	1.72%	1.43	%(4)
Portfolio Turnover Rate(5)	176	%(3)	440%	409	%(3)

(1)	Commencement of operations on October 15, 2014.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2017 (Unaudited)

NOTE 1 – ORGANIZATION

Vident International Equity Fund, Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy ETF (individually each a “Fund” or collectively the “Funds”) are series of ETF Series Solutions (“ESS”) or (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objectives of the Funds are to seek investment results that, before fees and expenses, track the Vident Core International Equity Index, the Vident Core U.S. Stock Equity Index and the Vident Core U.S. Bond Index, respectively. Vident International Equity Fund commenced operations on October, 29, 2013, Vident Core U.S. Equity Fund commenced operations on January 21, 2014 and Vident Core U.S. Bond Strategy ETF commenced operations on October 15, 2014.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded funds and real estate investment trusts that are traded on a national securities exchange, except those listed on the NASDAQ Global Market (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value per share.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2017 (Unaudited) (Continued)

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”).  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the net asset value of their shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2017 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2017:

Vident International Equity Fund

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$593,477,758	$—	$—	$593,477,758
Short-Term Investments	110,005	—	—	110,005
Investments Purchased
with Securities
Lending Collateral	—	2,643,727	—	2,643,727
Total Investments
in Securities	$593,587,763	$2,643,727	$—	$596,231,490

^ See Schedule of Investments for country breakouts.

Vident Core U.S. Equity Fund

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$496,299,806	$—	$—	$496,299,806
Short-Term Investments	365,344	—	—	365,344
Investments Purchased
with Securities
Lending Collateral	—	25,795,449	—	25,795,449
Total Investments
in Securities	$496,665,150	$25,795,449	$—	$522,460,599

^ See Schedule of Investments for sector breakouts.

Vident Core U.S. Bond Strategy ETF

Description^	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$176,945,963	$—	$176,945,963
Mortgage Backed
Securities	—	63,442,900	—	63,442,900
U.S. Government
Agency Issues	—	2,059,415	—	2,059,415
U.S. Government
Notes/Bonds	—	262,455,180	—	262,455,180
Short-Term Investments	48,249,851	—	—	48,249,851
Total Investments
in Securities	$48,249,851	$504,903,458	$—	$553,153,309

^ See Schedule of Investments for sector breakouts.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2017 (Unaudited) (Continued)

For the period ended February 28, 2017, there were no transfers into or out of Levels 1, 2 or 3. It is the Funds’ policy to record transfers into or out of Levels at the end of the period.
B.
Foreign Currency.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Securities Purchased or Sold on a Forward-Commitment Basis.  The Funds may enter into TBA commitments, Mortgage Dollar Roll Transactions or other purchase and sale transactions that specify forward delivery of a financial security.  TBA commitments are forward agreements for the purchase or sale of mortgage-backed pass-through securities for a fixed price, with payment and delivery on an agreed upon future settlement date.  Most commitments in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement.  The specific securities to be delivered are not identified at the trade date.  However, delivered securities must follow general trade parameters, including issuer, rate and mortgage terms.  When entering into TBA commitments, the Funds may take possession of or deliver the underlying mortgage-backed pass-through securities but can extend the settlement or roll the transaction.  In order to better define contractual rights and to secure rights that will help the Funds mitigate counterparty risk, TBA commitments may be entered into by a Fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2017 (Unaudited) (Continued)

the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a Trust and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash held as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. In connection with this ability, the Funds may enter into mortgage “dollar rolls” in which a Fund sells TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price.  During the period between the sale and repurchase, a Fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and the Funds realize gains and losses on these transactions.

D.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

E.
Federal Income Taxes.  The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the year ended August 31, 2016, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2017 (Unaudited) (Continued)

applicable tax authority. As of and during the year ended August 31, 2016, the Funds did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the fiscal year ended August 31, 2016, the Funds did not incur any interest or penalties.

F.
Distributions to Shareholders.  Distributions to shareholders from net investment income for the Funds are declared and paid on a quarterly basis and distributions from net realized gains on securities are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

G.
Use of Estimates.  The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

H.
Share Valuation.  The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund.  The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

I.
Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

J.
Reclassification of Capital Accounts.  U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the fiscal year ended August 31, 2016, the following table shows the reclassifications made:

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid-In
	Income (Loss)	Gain (Loss)	Capital
Vident International Equity Fund	$(1,090,157)	$(24,111,020)	$25,201,177
Vident Core U.S. Equity Fund	(381,727)	(13,810,842)	14,192,569
Vident Core U.S. Bond Strategy ETF	—	(41,664)	41,664

During the fiscal year ended August 31, 2016, the Funds realized the following net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2017 (Unaudited) (Continued)

are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains/ (losses) to paid-in capital.

Vident International Equity Fund	$25,328,761
Vident Core U.S. Equity Fund	$14,134,238
Vident Core U.S. Bond Strategy ETF	$41,664

K.
Subsequent Events.  In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to February 28, 2017, that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with the Sub-Adviser, transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Vident Investment Advisory, LLC is the Sub-Adviser for the Funds. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary management fee. For services provided to the Funds, Vident International Equity Fund pays the Adviser 0.68%, Vident Core U.S. Equity Fund pays the Adviser 0.55%, and Vident Core U.S. Bond Strategy ETF pays the Adviser 0.45% at an annual rate based on each Fund’s average daily net assets.  Prior to March 1, 2015, Vident International Equity Fund paid the Adviser 0.75% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountant and fund accountant. USBFS also serves as the transfer agent to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of USBFS, serves as the Funds’ custodian.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2017 (Unaudited) (Continued)

Quasar Distributors, LLC, (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

The Custodian acts as securities lending agent (the “Securities Lending Agent”) for Vident Core U.S. Equity Fund and effective December 6, 2016, for Vident International Equity Fund.  Prior to December 6, 2016, Bank of New York Mellon acted as Securities Lending Agent for Vident International Equity Fund. Bank of New York Mellon acts as Vident International Equity Fund’s sub-custodian in connection with the Fund’s international investments (the “Sub-Custodian”).

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – SECURITIES LENDING

Vident International Equity Fund and Vident Core U.S. Equity Fund may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreements require that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of February 28, 2017, Vident International Equity Fund and Vident Core U.S. Equity Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2017 (Unaudited) (Continued)

As of February 28, 2017, the values of the securities on loan and payable for collateral due to broker were as follows:

	Value of
	Securities	Collateral
Fund	on Loan	Received
Vident International Equity Fund	$2,519,745	$2,643,727
Vident Core U.S. Equity Fund	$24,832,649	$25,795,449

Fees and interest income earned on collateral investments and recognized by the Funds during the period ended February 28, 2017, were as follows:

Fund	Fees and Interest Earned
Vident International Equity Fund	$54,690
Vident Core U.S. Equity Fund	$193,160

SECURED BORROWINGS

The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

Vident International Equity Fund

	Remaining Contractual Maturity of the Agreements
Securities	Overnight			Greater
Lending	and	Up to	30—90	than
Transactions	Continuous	30 Days	Days	90 Days	Total
Money Markets	$2,643,727	$—	$—	$—	$2,643,727
Total Borrowings	$2,643,727	$—	$—	$—	$2,643,727

Vident Core U.S. Equity Fund

	Remaining Contractual Maturity of the Agreements
Securities	Overnight			Greater
Lending	and	Up to	30-90	than
Transactions	Continuous	30 Days	Days	90 Days	Total
Money Markets	$25,795,449	$—	$—	$—	$25,795,449
Total Borrowings	$25,795,449	$—	$—	$—	$25,795,449

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

VIDENT FUNDS
NOTES TO FINANCIAL STATEMENTS
February 28, 2017 (Unaudited) (Continued)

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended February 28, 2017, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Vident International Equity Fund	$193,599,739	$203,090,550
Vident Core U.S. Equity Fund	186,986,299	180,347,576
Vident Core U.S. Bond Strategy ETF	889,914,247	854,993,927

For the period ended February 28, 2017, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Vident International Equity Fund	$—	$24,628,955
Vident Core U.S. Equity Fund	31,719,831	58,506,171
Vident Core U.S. Bond Strategy ETF	8,255,098	—

There were no purchases or sales of U.S. Government securities in Vident International Equity Fund or Vident Core U.S. Equity Fund during the period.  Included in the amounts for Vident Core U.S. Bond Strategy ETF there were $200,755,855 of purchases and $77,491,210 of sales of U.S. Government securities during the period.

NOTE 6 – TRANSACTIONS WITH AFFILIATES

The Vident U.S. Equity Fund’s transactions with affiliates represent holdings for which the Fund and the underlying investee Fund have the same investment adviser or where the investee Fund’s investment adviser is under common control with the Fund’s investment adviser.  The Vident U.S. Equity Fund had the following transactions with affiliates during the period ended February 28, 2017:

					Six-Months Ended
	Share Activity				February 28, 2017
							Amount
							of Gain
						Dividends	(Loss)
	Balance			Balance		Credited	Realized
Security	Aug. 31,			Feb. 28,		to	on Sale
Name	2016	Purchases	Sales	2017	Value	Income	of Shares
WeatherStorm
Forensic
Accounting
Long Short
ETF	199,238	1,132	200,370	—	$ —	$21,486	$98,963

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2017 (Unaudited) (Continued)

NOTE 7 – INCOME TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes as of August 31, 2016 were as follows:

			Vident
	Vident	Vident	Core U.S.
	International	Core U.S.	Bond Strategy
	Equity Fund	Equity Fund	ETF
Tax cost of investments	$580,477,961	$470,851,942	$517,542,234
Gross tax unrealized appreciation	54,926,863	49,182,831	8,596,122
Gross tax unrealized depreciation	(27,155,575)	(16,861,038)	(1,178,838)
Net tax unrealized appreciation	27,771,288	32,321,793	7,417,284
Undistributed ordinary income	4,236,919	652,946	7,066,526
Undistributed long-term gain	—	—	1,692,837
Total distributable earnings	4,236,919	652,946	8,759,363
Other accumulated (loss)	(155,016,592)	(65,817,491)	—
Total accumulated gain (loss)	$(123,008,385)	$(32,842,752)	$16,176,647

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in REITs, partnerships, passive foreign investment companies and wash sales.  Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

At August 31, 2016, the following Funds deferred, on a tax basis, post-October losses of:

Post October
Loss Deferral
Vident International Equity Fund	$(128,176,018)
Vident Core U.S. Equity Fund	—
Vident Core U.S. Bond Strategy ETF	—

At August 31, 2016, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
Vident International Equity Fund	$(11,375,599)	$(15,423,740)	Indefinite
Vident Core U.S. Equity Fund	$(61,220,212)	$(4,597,279)	Indefinite
Vident Core U.S. Bond Strategy ETF	—	—	N/A

The tax character of distributions paid by the Funds during the fiscal year ended August 31, 2016 was as follows:

	Ordinary Income	Capital Gains
Vident International Equity Fund	$10,254,569	$—
Vident Core U.S. Equity Fund	$7,924,004	$—
Vident Core U.S. Bond Strategy ETF	$6,194,511	$—

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2017 (Unaudited) (Continued)

The tax character of distributions paid by the Funds during the fiscal period ended August 31, 2015 was as follows:

	Ordinary Income	Capital Gains
Vident International Equity Fund	$13,354,413	$—
Vident Core U.S. Equity Fund	$4,681,451	$7,503
Vident Core U.S. Bond Strategy ETF	$3,171,481	$—

NOTE 8 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on NASDAQ Global Market® (“NASDAQ”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 100,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which have no front end sales loads, no deferred sales charges, and no redemption fees. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. Vident International Equity Fund charges $5,000, Vident Core U.S. Equity Fund charges $1,000 and Vident Core U.S. Bond Strategy ETF charges $750 for the standard fixed creation fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by each Fund are displayed in the Capital Share Transaction sections of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
February 28, 2017 (Unaudited) (Continued)

NOTE 9 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the Investment Company Act of 1940. At February 28, 2017, Ronald Blue & Company, LLC, as a beneficial shareholder, owned greater than 25% of the outstanding shares of each Fund.

VIDENT FUNDS

EXPENSE EXAMPLE
For the Six-Months Ended February 28, 2017 (Unaudited)

As a shareholder of Vident International Equity Fund, Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy ETF (the “Funds”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 – February 28, 2017).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

VIDENT FUNDS

EXPENSE EXAMPLE
For the Six-Months Ended February 28, 2017 (Unaudited) (Continued)

Vident International Equity Fund

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Annualized
	September 1, 2016	February 28, 2017	the Period(a)	Expense Ratio
Actual	$1,000	$1,090	$3.52	0.68%
Hypothetical
(5% annual return
before expenses)	$1,000	$1,021	$3.41	0.68%

Vident Core U.S. Equity Fund
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Annualized
	September 1, 2016	February 28, 2017	the Period(a)	Expense Ratio
Actual	$1,000	$1,126	$2.90	0.55%
Hypothetical
(5% annual return
before expenses)	$1,000	$1,022	$2.76	0.55%

Vident Core U.S. Bond Strategy ETF
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Annualized
	September 1, 2016	February 28, 2017	the Period(a)	Expense Ratio
Actual	$1,000	$ 978	$2.21	0.45%
Hypothetical
(5% annual return
before expenses)	$1,000	$1,023	$2.26	0.45%

(a)
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio multiplied by the average account value during the period, multiplied by 181/365, to reflect the one-half year period.

VIDENT FUNDS

FEDERAL TAX INFORMATION
(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended August 31, 2016, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Vident International Equity Fund	23.45%
Vident Core U.S. Equity Fund	100.00%
Vident Core U.S. Bond Strategy ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the fiscal period ended August 31, 2016 was as follows:

Vident International Equity Fund	95.46%
Vident Core U.S. Equity Fund	100.00%
Vident Core U.S. Bond Strategy ETF	0.00%

SHORT TERM CAPITAL GAIN
(Unaudited)

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Vident International Equity Fund	0.00%
Vident Core U.S. Equity Fund	0.00%
Vident Core U.S. Bond Strategy ETF	0.00%

VIDENT FUNDS

FOREIGN TAX CREDIT PASS THROUGH
(Unaudited)

Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following amounts as foreign taxes paid for the period ended August 31, 2016. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Portion of
Ordinary Income
Distribution
	Creditable	Per	Derived from
	Foreign Taxes	Share	Foreign
	Paid	Amount	Sourced Income
Vident International Equity Fund	$1,823,651	$0.0675	99.41%
Vident Core U.S. Equity Fund	—	—	—
Vident Core U.S. Bond Strategy ETF	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult with their own tax advisers with respect to the tax consequences of their investments in the Funds.

VIDENT FUNDS

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited)

Vident Core U.S. Equity Fund
Vident International Equity Fund
Vident Core U.S. Bond Strategy ETF

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on January 27, 2017 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the continuation of the following agreements (collectively, the “Agreements”):

•
the Advisory Agreement (the “Advisory Agreement”) between Exchange Traded Concepts, LLC (the “Adviser”) and the Trust, on behalf of each of the Vident Core U.S. Equity Fund (“Vident U.S.”), Vident International Equity Fund (“Vident International”), and Vident Core U.S. Bond Strategy ETF (“Vident Bond”) (each a “Fund”); and

•	the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Adviser, the Trust, on behalf of each Fund, and Vident Investment Advisory, LLC (“VIA” or the “Sub-Adviser”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser and Sub-Adviser; (ii) historical performance of each Fund; (iii) the cost of the services provided and the profits realized by each firm and their affiliates from services rendered to each Fund; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fee for each Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser, the Sub-Adviser and their affiliates resulting from services rendered to each Fund.

The Board also considered that it had met with representatives from the Adviser and Sub-Adviser, along with other service providers of each Fund, during the course of the year to discuss additional oral and written information about each Fund and each firm, and the Board considered that information alongside the Materials in its evaluation of each firm’s fees and other aspects of the Agreements. The Board then discussed the written materials that it had received and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided.  The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to each Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered

VIDENT FUNDS

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer (“CCO”). The Board also considered its previous experience with the Adviser providing investment management services to each Fund. The Board noted that it had previously received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s management and staff.

The Board also considered other services currently provided by the Adviser to each Fund, such as overseeing the activities of the Sub-Adviser, including whether each Fund exhibits any significant tracking error relative to its underlying index, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various policies and procedures and with applicable securities regulations.

Historical Performance.  The Board noted that it had received information regarding each Fund’s performance as of December 31, 2016 in the Materials. The Board considered that, because each Fund is designed to track the performance of an index managed by a third-party that is not affiliated with the Adviser and the trading for each Fund is handled by the Sub-Adviser, each Fund’s performance was not the direct result of investment decisions made by the Adviser. Consequently, the Board determined that the specific performance of each Fund was not directly relevant to their consideration of the Adviser’s services; however, the Board noted that it considered the Adviser’s oversight of the Sub-Adviser, including oversight of whether a Fund was exhibiting significant tracking error, as part of the Board’s consideration of the nature, quality, and extent of the Adviser’s services, as described above.

Cost of Services Provided and Economies of Scale.  The Board then reviewed the expense ratio for each Fund and compared each Fund’s expense ratio to an appropriate universe of its peers.

Vident Core U.S. Bond Strategy ETF: The Board reviewed the expense ratio for Vident Bond and compared it to the universe of US Intermediate-Term Bond exchange-traded funds (“ETFs”) as reported by Morningstar. The Board noted that, while the expense ratio for Vident Bond was higher than the category’s median, it was generally in line with its most similar peers. The Board further noted that the peer group contained a number of low-cost funds that are part of large fund families frequently engaged in price wars. The Board noted that the costs of such “peer” funds may not allow for an apt comparison because such funds may be launched for reasons not related to the adviser generating a profit from the particular peer fund, such as to protect the market share of the overall fund family. The Board also noted that such funds may benefit from an unusually low cost structure based on the scale of their fund family.

Vident Core U.S. Equity Fund: The Board reviewed the expense ratio for Vident U.S. and compared it to the universe of U.S. Mid-Cap Value ETFs as reported by Morningstar. The Board noted that, while the expense ratio for Vident U.S. was

VIDENT FUNDS

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

higher than the category’s median, it was generally in line with its most similar peers. The Board further noted that the peer group contained a number of low-cost funds that are part of large fund families frequently engaged in price wars. The Board noted that the costs of such “peer” funds may not allow for an apt comparison because such funds may be launched for reasons not related to the adviser generating a profit from the particular peer fund, such as to protect the market share of the overall fund family. The Board also noted that such funds may benefit from an unusually low cost structure based on the scale of their fund family.

Vident International Equity Fund: The Board reviewed the expense ratio for Vident International and compared it to the universe of U.S. Foreign Large Blend ETFs as reported by Morningstar. The Board noted that, while the expense ratio for Vident International was higher than the category’s median, it was generally in line with its most similar peers. The Board further noted that the peer group contained a number of low-cost funds that are part of large fund families frequently engaged in price wars. The Board noted that the costs of such “peer” funds may not allow for an apt comparison because such funds may be launched for reasons not related to the adviser generating a profit from the particular peer fund, such as to protect the market share of the overall fund family. The Board also noted that such funds may benefit from an unusually low cost structure based on the scale of their fund family.

The Board took into consideration that the advisory fee for each Fund was a “unified fee,” meaning that each Fund paid no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with each Fund and its sponsor, taking into account analyses of the Adviser’s profitability with respect to each Fund. The Board noted that it intends to monitor fees as each Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion.  No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided to each Fund under the Sub-Advisory Agreement, noting that VIA would continue to provide investment management services to each Fund, as well as

VIDENT FUNDS

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

other ETFs. The Board noted the responsibilities that VIA has as each Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of each Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to each Fund.

In considering the nature, extent, and quality of the services provided by VIA, the Board considered reports of the Trust’s CCO with respect to VIA’s compliance program and VIA’s experience providing investment management services to other ETFs, including other series of the Trust. VIA’s registration form (“Form ADV”) was provided to the Board, as was the response of VIA to a detailed series of questions which included, among other things, information about the background and experience of the portfolio manager primarily responsible for the day-to-day management of each Fund.

Historical Performance. The Board noted that it had received information regarding each Fund’s performance as of December 31, 2016. The Board considered that, because each Fund is designed to track the performance of an index, the relevant consideration is the extent to which each Fund tracked its respective index.

Vident Core U.S. Bond Strategy ETF: The Board noted that for the one-year period, the Fund slightly underperformed its index before fees and expenses.

Vident Core U.S. Equity Fund: The Board noted that for the one-year period, the Fund’s performance was in line with its index before fees and expenses.

Vident International Equity Fund: The Board noted that for the three-year period, the Fund underperformed its index before fees and expenses, but such underperformance reflected the global nature of the index and the difficulties in tracking stocks across different markets and time zones.

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory fees paid by the Adviser to VIA for its services to each Fund. The Board considered that the fees paid to VIA are paid by the Adviser from the fee the Adviser receives from each Fund and noted that each fee reflected an arm’s-length negotiation between the Adviser and VIA. The Board also took into account analyses of VIA’s profitability with respect to each Fund.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Sub-Advisory Agreement at the Meeting; rather, the Board based its determinations on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.

VIDENT FUNDS

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.videntfinancialsolutions.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information ((“SAI”).  The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.videntfinancialsolutions.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling toll-free at (800) 617-0004 and (2) the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) their daily net asset value (NAV) is available, without charge, on the Funds’ website at www.videntfinancialsolutions.com.

Adviser
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, Oklahoma  73120

Sub-Adviser
Vident Investment Advisory, LLC
300 Colonial Center Pkwy, Suite 330
Roswell, Georgia  30076

Index Provider
Vident Financial, LLC
300 Colonial Center Pkwy, Suite 150
Roswell, Georgia  30076

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin  53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio  44115

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC  20004-2541

Vident International Equity Fund	Vident Core US Equity Fund
Symbol – VIDI	Symbol – VUSE
CUSIP – 26922A404	CUSIP – 26922A503

Vident Core US Bond Strategy ETF
Symbol – VBND
CUSIP – 26922A602

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/principal executive officer and Treasurer/principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*    /s/Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date    May 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date    May 3, 2017

By (Signature and Title)*    /s/Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date    May 3, 2017

* Print the name and title of each signing officer under his or her signature.